Share-based payments - Disclosure of Changes in Share Options (Details)	Jun. 30, 2022 shares	Jun. 22, 2022 shares benefeciary € / shares	Jun. 21, 2021 shares benefeciary € / shares	Apr. 20, 2021 shares benefeciary € / shares	Mar. 11, 2020 shares benefeciary € / shares	Oct. 24, 2019 shares benefeciary € / shares	Mar. 29, 2019 shares benefeciary € / shares	Mar. 06, 2018 shares benefeciary € / shares	Jan. 07, 2017 shares benefeciary € / shares	Nov. 03, 2016 shares benefeciary € / shares	Feb. 02, 2016 shares benefeciary € / shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options outstanding (in shares)	2,058,357
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)											450,000
Total number of share options granted (in shares)											6,400
Total number of shares to which the share options were likely to give right (in shares)											6,400
Exercise price (in euros per share) | € / shares											€ 13.05
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	6,000
Total number of share options outstanding (in shares)	400
Maximum number of shares available for subscription (in shares)	120
Maximum total number of shares that may be subscribed (in shares)	400
OSA 2016-1 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)											0
OSA 2016-1 Performance | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary											2
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)										450,000
Total number of share options granted (in shares)										4,000
Total number of shares to which the share options were likely to give right (in shares)										4,000
Exercise price (in euros per share) | € / shares										€ 14.26
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	4,000
Maximum number of shares available for subscription (in shares)	4,000
Maximum total number of shares that may be subscribed (in shares)	4,000
OSA 2016-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)										0
OSA 2016-2 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary										1
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)									450,000
Total number of share options granted (in shares)									3,500
Total number of shares to which the share options were likely to give right (in shares)									3,500
Exercise price (in euros per share) | € / shares									€ 14.97
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	3,000
Total number of share options outstanding (in shares)	500
Maximum number of shares available for subscription (in shares)	500
Maximum total number of shares that may be subscribed (in shares)	500
OSA 2017 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)									0
OSA 2017 Ordinary | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary									2
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)								526,800
Total number of share options granted (in shares)								62,000
Total number of shares to which the share options were likely to give right (in shares)								62,000
Exercise price (in euros per share) | € / shares								€ 12.87
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	10,000
Total number of share options outstanding (in shares)	52,000
Maximum number of shares available for subscription (in shares)	52,000
Maximum total number of shares that may be subscribed (in shares)	52,000
OSA 2018 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)								0
OSA 2018 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary								5
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)							648,000
Total number of share options granted (in shares)							37,500
Total number of shares to which the share options were likely to give right (in shares)							37,500
Exercise price (in euros per share) | € / shares							€ 11.08
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	11,750
Total number of share options outstanding (in shares)	25,750
Maximum number of shares available for subscription (in shares)	25,750
Maximum total number of shares that may be subscribed (in shares)	25,750
OSA 2019-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)							0
OSA 2019-1 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary							12
OSA 2019 LLY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)						500,000
Total number of share options granted (in shares)						500,000
Total number of shares to which the share options were likely to give right (in shares)						500,000
Exercise price (in euros per share) | € / shares						€ 6.41
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	500,000
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	500,000
OSA 2019 LLY | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)						500,000
OSA 2019 LLY | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)						500,000
OSA 2019 LLY | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary						0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)					500,000
Total number of share options granted (in shares)					407,972
Total number of shares to which the share options were likely to give right (in shares)					407,972
Exercise price (in euros per share) | € / shares					€ 6.25
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	45,365
Total number of share options outstanding (in shares)	362,607
Maximum number of shares available for subscription (in shares)	275,509
Maximum total number of shares that may be subscribed (in shares)	362,607
OSA 2020 | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)					180,000
OSA 2020 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)					120,000
OSA 2020 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)					60,000
OSA 2020 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary					104
OSA 2021-04 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)				850,000
Total number of share options granted (in shares)				143,200
Total number of shares to which the share options were likely to give right (in shares)				143,200
Exercise price (in euros per share) | € / shares				€ 13.74
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	99,000
Total number of share options outstanding (in shares)	44,200
Maximum number of shares available for subscription (in shares)	14,730
Maximum total number of shares that may be subscribed (in shares)	44,200
OSA 2021-04 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				0
OSA 2021-04 Ordinary | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary				13
OSA 2021-04 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)				1,000,000
Total number of share options granted (in shares)				428,000
Total number of shares to which the share options were likely to give right (in shares)				428,000
Exercise price (in euros per share) | € / shares				€ 13.74
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	60,000
Total number of share options outstanding (in shares)	368,000
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	368,000
OSA 2021-04 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				240,000
OSA 2021-04 Performance | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				180,000
OSA 2021-04 Performance | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)				60,000
OSA 2021-04 Performance | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary				14
OSA 2021-06 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)			1,000,000
Total number of share options granted (in shares)			60,000
Total number of shares to which the share options were likely to give right (in shares)			60,000
Exercise price (in euros per share) | € / shares			€ 12.99
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	60,000
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	60,000
OSA 2021-06 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			60,000
OSA 2021-06 Performance | Bart VAN RHIJN
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			60,000
OSA 2021-06 Performance | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary			0
OSA 2021-06 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)			850,000
Total number of share options granted (in shares)			60,000
Total number of shares to which the share options were likely to give right (in shares)			60,000
Exercise price (in euros per share) | € / shares			€ 12.99
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	60,000
Maximum number of shares available for subscription (in shares)	20,000
Maximum total number of shares that may be subscribed (in shares)	60,000
OSA 2021-06 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			60,000
OSA 2021-06 Ordinary | Bart VAN RHIJN
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)			60,000
OSA 2021-06 Ordinary | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary			0
OSA 2022-06 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)		1,000,000
Total number of share options granted (in shares)		170,400
Total number of shares to which the share options were likely to give right (in shares)		170,400
Exercise price (in euros per share) | € / shares		€ 4.16
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	170,400
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	170,400
OSA 2022-06 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		0
OSA 2022-06 Performance | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary		83
OSA 2022-06 Ordinaire
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of share options authorised (in shares)		850,000
Total number of share options granted (in shares)		410,500
Total number of shares to which the share options were likely to give right (in shares)		410,500
Exercise price (in euros per share) | € / shares		€ 4.16
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	410,500
Maximum number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	410,500
OSA 2022-06 Ordinaire | Corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		245,000
OSA 2022-06 Ordinaire | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		150,000
OSA 2022-06 Ordinaire | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		35,000
OSA 2022-06 Ordinaire | Bart VAN RHIJN
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Total number of shares to which the share options were likely to give right (in shares)		60,000
OSA 2022-06 Ordinaire | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of beneficiaries who are not corporate officers | benefeciary		49